OTHER LIABILITIES - Contract Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Maintenance and power warranty programs
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2021	€ 214,153
Additional amounts arising during the period	77,713
Amounts recognized within revenue	(72,884)
Other changes	0
At December 31, 2021	218,982
Advances from customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2021	249,506
Additional amounts arising during the period	605,730
Amounts recognized within revenue	(618,739)
Other changes	19
At December 31, 2021	€ 236,516